BORROWINGS - Summary of Supplemental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit facilities [Line Items]
Net cash flows from financing activities	$ 7,649	$ 2,596	$ 3,489
Corporate borrowings
Credit facilities [Line Items]
Beginning balance	2,833	2,548
Net cash flows from financing activities	1,213	228
Non-cash, acquisitions	0	0
Non-cash, disposal	0	0
Non-cash, transfer to liabilities held-for-sale	0	0
Non-cash, other	(244)	57
Ending balance	3,802	2,833	2,548
Non-recourse borrowings
Credit facilities [Line Items]
Beginning balance	26,869	22,302
Net cash flows from financing activities	1,179	2,279
Non-cash, acquisitions	4,737	2,073
Non-cash, disposal	(626)	(164)
Non-cash, transfer to liabilities held-for-sale	(634)	0
Non-cash, other	(937)	379
Ending balance	30,588	26,869	$ 22,302
Net cash flow from financing activities related to tax equity	807	307
Non recourse borrowings acquired in asset acquisitions	$ 52	$ 103